Long-Term Debt	12 Months Ended
Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2015	December 31, 2016
A.	Credit Facility		495,993	406,103
B.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	82,500	-
	2.	Mas Shipping Co.	30,625	22,375
	3.	Montes Shipping Co. and Kelsen Shipping Co.	66,000	54,000
	4.	Capetanissa Maritime Corporation	45,000	-
	5.	Rena Maritime Corporation	42,500	-
	6.	Costamare Inc.	60,463	50,313
	7.	Costamare Inc.	111,417	-
	8.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	193,545	178,264
	9.	Raymond Shipping Co. and Terance Shipping Co.	126,878	115,964
	10.	Costamare Inc.	68,170	53,475
	11.	Uriza Shipping S.A.	-	36,833
	12.	Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	-	109,000
	13	Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	-	32,000
			827,098	652,224
		Total	1,323,091	1,058,327
		Less: Deferred financing costs	(4,499)	(3,720)
		Total long term debt, net	1,318,592	1,054,607
		Less: Long-term debt current portion	(185,259)	(199,637)
		Add: Deferred financing costs, current portion	1,431	1,360
		Total long term debt, non-current, net	1,134,764	856,330

A. Credit Facility:On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay the then existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company’s option) LIBOR plus margin.

On September 28, 2016, the Company entered into a ninth supplemental agreement, which extended the Facility maturity date to June 30, 2021, waived the security requirement covenant of the principal agreement and mortgaged four additional vessels in favor of the lending banks.Under the supplemental agreement, the outstanding balance of the Facility as of December 31, 2016, is repayable in 17equal, consecutive quarterly installments, of $22,473 each plus a finalinstallment of $24,062.

The Facility, as of December 31, 2016, was secured with, among others, first priority mortgages over 22 of the Company’s vessels, first priority assignment of vessels’ insurances and earnings, charter party assignments, first priority pledges over the operating accounts of the vessels and corporate guarantees of 22 ship-owning companies.

The Facility and certain of the term loans described under Note 10.B below include among others, financial covenants requiring: (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to exceed 0.75 to 1.00, (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not to be less than 2.50 to 1.00, (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceeds the Total Liabilities, to exceed $500,000. The Company’s other term loans described under Note 10.B below also contain financial covenants requiring the ratio of net funded debt to total net assets ratio not to exceed 80% on a charter inclusive valuation basis as well as financial covenants that are either equal to or less stringent than the aforementionedfinancial covenants.

B. Term loans:

1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vesselsSealand New York andSealand Washington.On August 10, 2016, both companies (each a subsidiary of Costamare) entered into a new loan agreement (Note 10.B.12) along with Capetanissa Maritime Corporation (Note 10.B.4), in order to extend the repayment and amend the repayment profile of the then outstanding loan in the amount of $78,000.

2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of the vessel Maersk Kokura. As at December 31, 2016, the outstanding balance of the loan of $22,375 is repayable in 3equal semi-annual installments of $4,125, each fromFebruary 2017 to February 2018 and a balloonpayment of $10,000 payable together with the last installment.

3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. On January 27, 2016, both companies (each a subsidiary of Costamare)entered into a supplemental agreement with the bank in order to extendthe repayment of the then outstanding loan amount of $66,000 and amend the repayment schedule. As at December 31, 2016, the outstanding balance of the loan of $54,000 is repayable in 8 consecutive semi-annual variable installments from June 2017 until December 2020 and a balloon payment of $12,000 payable together with the last installment.

4. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vesselCosco Beijing. On August 10, 2016, Capetanissa Maritime Corporation entered into a new loan agreement (Note 10.B.12) along with Costis Maritime Corporation and Christos Maritime Corporation (Note 10.B.1), in order to extend the repayment and amend the repayment profileof the then outstanding loan in the amount of $38,500.

5. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vesselCosco Guangzhou. On December 22, 2016, Rena Maritime Corporation entered into a new loan agreement (Note 10.B.13) along with Finch Maritime Co. and Joyner Carriers S.A. in order to refinance the then outstanding balance of $37,500 and finance the working capital needs of the other two borrowers.

6. In November 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of December 31, 2016, the Company had drawn the amount of $38,500 (Tranche A), the amount of $42,000 (Tranche B), the amount of $21,000 (Tranche C), the amount of $7,470 (Tranche D) and the amount of $7,470 (Tranche E) under this term loan agreement in order to finance part of the acquisition cost of the vessels MSC Romanos, MSC Methoni, MSC Ulsan, MSC Koroniand MSC Itea, respectively. As at December 31, 2016, MSC Romanos was classified as held for sale (Note 6) and the outstanding balance of the Tranche (A) of the loan of $18,288,included in Current portion of long-term debt, net of deferred financing costs in the consolidated balance sheet as at December 31, 2016, was fully repaid in January 2017 (Note 21(c)). As at December 31, 2016, the outstanding balance of the Tranche (B) of the loan of $21,000 is repayable in 12 equal quarterly installments of $1,050 from January 2017 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at December 31, 2016, the outstanding balance of the Tranche (C) of the loan of $11,025 is repayable in 13 equal quarterly installments of $525 from February 2017 to February 2020 and a balloon payment of $4,200 payable together with the last installment. On May 21, 2014, the then outstanding balance of $4,202 of the Tranche (D) of the loan was fully repaid andon May 29, 2015, the then outstanding balance of $2,334 of the Tranche (E) of the loan was fully repaid.

7.In April 2011, Costamare, as borrower, concluded a credit facility with a bank, for an amount up to $140,000 to finance part of the constructioncost of the MSC Athensand the MSC Athos. Through December 31, 2013, the Company had drawn $133,700 in the aggregatefor the two vessels,which were delivered in March and April 2013, respectively. On July 6, 2016 and July 15, 2016, the outstanding balance of the loan was fully repaid with the proceeds from the sale and leaseback transaction described in Note 11.

8. In August 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the constructioncost of their respective vessels. The facility has been drawn down in three tranches. As at December 31, 2016, the aggregate outstanding balance of tranches (a) and (b) of$117,145 relating to the Valor and theValiantis eachrepayable in 14 equal quarterly installments for each tranche of $1,273.4 from January 2017 to June2020 and a balloon payment for each tranche of $40,744.8 payable together with the last installment. As at December 31, 2016, the outstanding balance of the tranche (c) of $61,119 relating to the Vantage is repayable in 16 equal quarterly installments of $1,273.4 and a balloon payment payable together with the last installment of $40,744.8 from February 2017 to November 2020.

9.In October 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 to finance part of the acquisition cost of their respective vessels. As at December 31, 2016, the outstanding balance of the tranche (a) of $57,300 relating to the Value is repayable in 14 equal quarterly installments of $1,364.3 from March 2017 to June 2020 and a balloon payment of $38,199.6 payable together with the last installment. As at December 31, 2016, the outstanding balance of tranche (b) of the loan of $58,664relating to the Valence is repayable in 15 equal quarterly installments of $1,364.3 from February 2017 to August 2020 and a balloon payment of $38,199.6 payable together with the last installment.

10. In October 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. On June 29, 2012, the Company entered into a supplemental agreement for a further amount of $11,300 to finance the acquisition of the StadtLuebeck, which was drawn down in August 2012. In April 11, 2014, the Company entered into a further supplemental agreement, for an amount of $9,000 to partly finance the acquisition of the Neapolis.The Company repaid in May 2014 the amount of $6,495 due to the sale ofKonstantina, in September 2014 the amount of $6,000 due to the sale ofAkritas,in November 2015 the amount of $3,900 due to the sale of MSC Challenger andin July 2016 the amount of $3,835 due to the sale of Karmen.As at December 31, 2016, the outstanding balance of $53,475 is repayable in 8equalquarterlyinstallments of $2,715 from March 2017 to December 2018 and a balloon payment of $31,755 payable together with the last installment.

11.On May 6, 2016, Uriza Shipping S.A., entered into a loan agreement with a bank for an amount of up to $39,000 for general corporate purposes. On May 11, 2016 the Company drew the amount of $39,000. As of December 31, 2016, the outstanding balance of $36,833is repayable in 18equal quarterly installments of $1,083.3, from February 2017 to May 2021 and a balloon payment of $17,333.3 payable together with the last installment.

12. On August 10, 2016, Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation entered into a loan agreement with a bank in order to extend the repayment and amend the repayment profile of the then outstanding loans in the amounts of $116,500 in aggregate (Notes 10.B.1 and 10.B.4). As of December 31, 2016, the outstanding balance of $109,000is repayable in 19 variablequarterly installments, from February 2017 to August 2021 and a balloon payment of $43,500 payable together with the last installment.

13. On December 22, 2016, Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A. entered into a loan agreement with a bank in order to fully repay the balance of $37,500 (Note 10.B.5) and finance the working capital needs of the Finch Shipping Co. and Joyner Carriers S.A. As of December 31, 2016, the outstanding balance of $32,000is repayable in 20variable quarterly installments, from March 2017 to December2021 and a balloon payment of $11,680 payable together with the last installment.

The Company considered the provisions of ASC 470-50 Debt: Modifications and Extinguishments for the loans discussed above in A, B.1, B.3 and B.4, which were accounted for as loan modifications.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 130% and restrictions ondividend payments if an event of defaulthas occurred and is continuing or would occur as a result of the payment of such dividend.

The annual repayments under the Credit Facility and the Term loans after December 31, 2016, are in the aggregate as follows:

Year ending December 31,	Amount
2017	199,637
2018	211,784
2019	160,819
2020	352,291
2021	133,796
1,058,327

The interest rate of Costamare’s long-term debt as at December 31, 2014,2015 and 2016, was in the range of 1.03%-6.75%,1.11%-6.75%and 1.98%-6.04%, respectively. The weighted average interest rate as at December 31,2014,2015 and 2016, was 4.2%, 4.2% and 4.7%, respectively.

Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Notes16 and Note 18) for the years ended December 31, 2014,2015 and 2016, amounted to $77,655, $72,384and $59,702, respectively and is included in Interest and finance costs and Gain/ (loss) on derivative instruments in the accompanying consolidated statements of income.

C. Financing Costs

The amounts of financing costs included in the loan balances are as follows:

Financing costs
Balance, January 1, 2014	9,954
Additions	2,055
Amortization	(2,084)
Write-off	(2,023)
Balance, December 31, 2014	7,902
Amortization	(1,896)
Balance, December 31, 2015	6,006
Additions	3,907
Amortization	(2,027)
Write-off	(586)
Balance, December 31, 2016	7,300
Less: Current portion of financing costs	(2,062)
Financing costs, non-current portion	5,238

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note 16).